Environmental Matters	12 Months Ended
Dec. 31, 2019
Environmental Matters Disclosure [Abstract]
Environmental Matters	Environmental Matters NRG is subject to a wide range of environmental laws in the development, construction, ownership and operation of power plants. These laws generally require that governmental permits and approvals be obtained before construction and during operation of power plants. NRG is also subject to laws regarding the protection of wildlife. The electric generation industry has been facing requirements regarding GHGs, combustion byproducts, water discharge and use, and threatened and endangered species that have been put in place in recent years. However, under the current U.S. presidential administration, some of these rules are being reconsidered and reviewed. In general, future laws are expected to require the addition of emissions controls or other environmental controls or to impose certain restrictions on the operations of the Company's facilities, which could have a material effect on the Company's consolidated financial position, results of operations, or cash flows. Federal and state environmental laws generally have become more stringent over time, although this trend could slow or pause in the near term with respect to federal laws under the current U.S. presidential administration.
Air
On July 8, 2019, the EPA promulgated the Affordable Clean Energy (ACE) rule, which rescinded the Clean Power Plan (CPP), which sought to broadly regulate CO2 emissions from the power sector. The ACE rule requires states that have coal-fired EGUs to develop plans to seek heat rate improvements from coal-fired EGUs. Numerous parties have challenged the ACE rule in the D.C. Circuit and numerous parties have filed petitions for reconsideration with the EPA.
Water
Effluent Limitations Guidelines — In November 2015, the EPA revised the Effluent Limitations Guidelines for Steam Electric Generating Facilities, which would have imposed more stringent requirements (as individual permits were renewed) for wastewater streams from flue gas desulfurization (FGD), fly ash, bottom ash, and flue gas mercury control. On September 18, 2017, the EPA promulgated a final rule that, among other things, postpones the compliance dates to preserve the status quo for FGD wastewater and bottom ash transport water by two years to November 2020 until the EPA completes its next rulemaking. On April 12, 2019, the United States Court of Appeals for the Fifth Circuit addressed challenges to the rule brought by several environmental groups related to legacy wastewaters and coal ash leachate and remanded portions of the rule to the EPA. On November 22, 2019, the EPA proposed amending the 2015 ELG rule by: (x) decreasing the stringency of the selenuim limit (but increasing the stringency of the nitrate and mercury limits) for FGD wastewater; (y) relaxing the zero-discharge requirement for bottom ash transport water; and (z) changing several deadlines. The Company has eliminated its estimate of the environmental capital expenditures that would have been required to comply with permits incorporating the revised guidelines. The Company will revisit these estimates after the EPA finalizes revisions to the rule.
Byproducts, Wastes, Hazardous Materials and Contamination
In April 2015, the EPA finalized the rule regulating byproducts of coal combustion (e.g., ash and gypsum) as solid wastes under the RCRA. In 2017, the EPA agreed to reconsider the rule. On July 30, 2018, the EPA promulgated a rule that amends the existing ash rule by extending some of the deadlines and providing more flexibility for compliance. On August 21, 2018, the D.C. Circuit found, among other things, that the EPA had not adequately regulated unlined ponds and legacy ponds. On August 14, 2019, the EPA proposed targeted changes to the April 2015 Rule including changes to address the August 2018 D.C. Circuit decision. On December 2, 2019, the EPA released for comment "Closure Part A Proposal" to revise the CCR Rule to address the D.C. Circuit's 2018 decision regarding the adequacy of clay-lined impoundments, obligations to close all unlined impoundments and related deadlines. On February 20, 2020, the EPA proposed the framework for developing and implementing a federal permit program for states that are not approved to administer the CCR rule. We anticipate that the EPA will promulgate new regulations to address these and other issues as it reconsiders other aspects of the existing rule. The Company will determine estimates of the cost of compliance after the rule is revised.